Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations And Asset Acquisitions [Abstract]
Purchase price allocation for business combinations	The below table summarizes the final PPA for the Aerie business combination as of December 31, 2023.

($ millions)	Preliminary PPA	Measurement period adjustments	Final PPA
Property, plant and equipment	27	—	27
Right-of-use assets	29	—	29
Currently marketed products	850	—	850
Acquired in-process research & development	175	—	175
Deferred tax assets	189	—	189
Inventories	49	—	49
Trade receivables	70	—	70
Short-term investments	79	—	79
Cash and cash equivalents	78	—	78
Other assets	15	—	15
Lease liabilities	(27)	—	(27)
Deferred tax liabilities	(255)	—	(255)
Provisions and other non-current and current liabilities	(235)	—	(235)
Current income tax liabilities	(46)	44	(2)
Trade payables	(3)	—	(3)
Financial debts	(316)	—	(316)
Net identifiable assets acquired	679	44	723
Goodwill	65	(44)	21
Total purchase consideration	744	—	744
Acquired liquidity	(78)	—	(78)
Net assets recognized as a result of business combinations	666	—	666

Purchase price allocation for asset acquisitions
The below table summarizes the PPA for asset acquisitions for the year ended December 31, 2022:

($ millions)	2022
Currently marketed products	385
Acquired in-process research & development	10
Other intangible assets (including software)	12
Deferred tax assets	57
Trade receivables	10
Inventory	16
Cash and cash equivalents	4
Other assets	6
Trade payables and other liabilities	(11)
Net identifiable assets acquired	489
Acquired liquidity	(4)
Net assets recognized as a result of asset acquisitions	485